Warrants (Tables)	9 Months Ended
Sep. 30, 2022
Warrants
Summary of Changes in Warrants

A continuity of the Company’s outstanding share purchase warrants for the nine months ended September 30, 2022 and the year ended December 31, 2021 is presented below:

	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2020	35,865,312	0.10
Issued	14,017,663	0.10
Exercised	(31,270,314)	0.09
Expired	(10,768,332)	0.13
Outstanding, December 31, 2021	7,844,329	$0.10
Issued	103,935,189	0.34
Exercised	(3,910,750)	0.13
Outstanding, September 30, 2022	107,868,768	$0.33

Schedule of Purchase Warrants Outstanding

At September 30, 2022, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
1,000,000	0.16 USD	March 4, 2023
50,000	0.32 USD	June 6, 2023
1,962,999	0.07 USD	September 8, 2023
1,200,000	0.09 USD	September 8, 2023
358,080	0.08 USD	September 8, 2023
660,000	0.10 USD	September 30, 2023
21,705,438	0.33 USD	March 15, 2024
3,383,939	0.33 USD	March 16, 2024
2,954,545	0.33 USD	March 17, 2024
10,614,123	0.33 USD	March 18, 2024
21,431,754	0.33 USD	March 24, 2024
2,653,000	0.33 USD	March 28, 2024
36,268,450	0.36 USD	June 29, 2025
3,001,440	0.23 USD	June 29, 2025
625,000	0.36 USD	June 29, 2025
107,868,768

Schedule of Warrant Derivative Liability

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, January 1 and December 31, 2020	$1,804,572
Issued during the period	621,500
Extinguished during the period	(479,535)
Change in fair value of derivative	(1,473,638)
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,737)
Change in fair value of derivative	294,373
Foreign currency translation	(31,924)
Balance, September 30, 2022	$425,611

Schedule of Weighted Average Assumption for Warrants
2022
Risk-free interest rate	1.21 – 1.30%
Expected life (years)	2
Expected volatility	154%
Dividend yield	0%
Share price	$0.24 - $.031 CAD